DISTRIBUTIONS PAYABLE (Details) - EUR (€)	Jun. 30, 2025	Jun. 30, 2024
EBP 1998
EBP, Nonparticipant-Directed Investment [Line Items]
Distributions payable	€ (6,081)	€ (12,325)